Related Party Transactions and Balances - Summary of Significant Related Party Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Accounts receivable, current	$ 306,567	$ 424,945	$ 486,594	$ 942,735
Loan, non-current	23	40	35	319
Related Party [Member]
Related Party Transaction [Line Items]
Loan, current	0	0	4,350	1,569
Interest receivable, current	538	0	0	0
Accounts receivable, current	10,893	0	0	0
Interest payable	0	0	8	13
Due from loan	33,612	0	0
Loan, non-current	0	0	0	4,708
Significant related party balance	$ 45,043	$ 0	$ 4,358	$ 6,290